Note 6 - Intangible Assets - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, cost	$ 20,671,410	$ 20,524,925	$ 19,886,967
Intangible assets, accumulated amortization	(17,607,854)	(16,913,379)	(14,208,318)
Intangible assets, carrying value	3,078,168	3,595,326	5,678,649
Computer Software, Intangible Asset [Member]
Intangible assets, cost	2,378,248	2,378,248	2,343,888
Intangible assets, accumulated amortization	(2,367,723)	(2,321,843)	(2,240,695)
Intangible assets, carrying value	$ 25,137	$ 40,185	$ 103,193
Intangible assets, useful life (Year)	3 years	3 years	3 years
Portfolios and Client Lists [Member]
Intangible assets, cost	$ 7,714,665	$ 7,714,665	$ 7,714,665
Intangible assets, accumulated amortization	(7,066,676)	(6,776,317)	(5,614,880)
Intangible assets, carrying value	$ 647,989	$ 938,348	$ 2,099,785
Intangible assets, useful life (Year)	4 years	4 years	4 years
Client Acquisition Costs [Member]
Intangible assets, cost	$ 8,988,102	$ 8,841,617	$ 8,238,018
Intangible assets, accumulated amortization	(6,583,059)	(6,224,824)	(4,762,347)
Intangible assets, carrying value	$ 2,405,042	$ 2,616,794	$ 3,475,671
Intangible assets, useful life (Year)	4 years	4 years	4 years
PCI Certifiction [Member]
Intangible assets, cost	$ 449,000	$ 449,000	$ 449,000
Intangible assets, accumulated amortization	(449,000)	(449,000)	(449,000)
Intangible assets, carrying value
Intangible assets, useful life (Year)	3 years	3 years	3 years
Trademarks [Member]
Intangible assets, cost	$ 703,586	$ 703,586	$ 703,586
Intangible assets, accumulated amortization	(703,586)	(703,586)	(703,586)
Intangible assets, carrying value
Intangible assets, useful life (Year)	3 years	3 years	3 years
Internet Domain Names [Member]
Intangible assets, cost	$ 437,810	$ 437,810	$ 437,810
Intangible assets, accumulated amortization	(437,810)	(437,810)	(437,810)
Intangible assets, carrying value
Intangible assets, useful life (Year)	3 years	3 years	3 years